SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)		3 Months Ended			9 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss		$ (134,545)	$ (19,600)	$ (211)	$ (154,356)
Adjusted net loss		$ (134,545)			$ (154,356)
Weighted average shares outstanding, basic and diluted	[1]	2,439,844			1,731,559
Basic and diluted net loss per common share		$ (0.06)			$ (0.09)

[1]	Excludes an aggregate of 5,090,066 shares subject to possible redemption at September 30, 2020.